Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 10, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000806564
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011

Morgan Stanley Mortgage Securities Trust (Prospectus Summary): | Morgan Stanley Mortgage Securities Trust

Morgan Stanley

MAY 10, 2011

Supplement

SUPPLEMENT DATED MAY 10, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2011

The following disclosure is hereby added as the fourth sentence of the first paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":

The Fund may invest in high yield securities (commonly referred to as "junk bonds").

The fourth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may also invest in asset-backed securities.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

•   High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT1 5/11

The Fund may invest in high yield securities (commonly referred to as "junk bonds"). The Fund may also invest in asset-backed securities.

•   High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Morgan Stanley Mortgage Securities Trust (Prospectus Summary): | Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000806564_SupplementTextBlock

Morgan Stanley

MAY 10, 2011

Supplement

SUPPLEMENT DATED MAY 10, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2011

The following disclosure is hereby added as the fourth sentence of the first paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies":

The Fund may invest in high yield securities (commonly referred to as "junk bonds").

The fourth paragraph in the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund may also invest in asset-backed securities.

The following disclosure is hereby added as the eighth paragraph in the section of the Prospectus titled "Fund Summary—Principal Risks":

•   High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT1 5/11

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund may invest in high yield securities (commonly referred to as "junk bonds"). The Fund may also invest in asset-backed securities.
Risk, Narrative	rr_RiskNarrativeTextBlock

•   High Yield Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher-rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

Morgan Stanley Mortgage Securities Trust | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGBX
Morgan Stanley Mortgage Securities Trust | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTGDX